Related Party Balances and Transactions (Details) - Related Party [Member]	Oct. 31, 2029 USD ($)	Oct. 31, 2029 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related party balances and transactions [Line Items]
Related party loan			$ 3,318,927	¥ 22,604,882	¥ 22,604,882
Forecast [Member]
Related party balances and transactions [Line Items]
Related party loan	$ 3,318,927	¥ 22,604,882